Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

Intangible assets, net consisted of the following as of:

	December 31,
	2020	2019
Developed technology	$3,920	$3,920
Capitalized internal-use software	4,596	4,019
Customer relationships	2,660	2,660
Workforce	1,250	—
Trade name	1,170	1,170
	13,596	11,769
Less—accumulated amortization	(7,712)	(4,581)
	$5,884	$7,188

Schedule of Estimated Future Amortization Expense	The estimated future amortization of intangible assets as of December 31, 2020 was as follows:
2021	$2,840
2022	1,878
2023	862
2024	113
2025 and thereafter	191
$5,884